SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS - Summary of Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2018
Stockholders' Equity Note [Abstract]
Share capital, authorized (in shares)	300,000,000	300,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Authorized common stock, value	$ 3,000	$ 3,000
Share capital, shares issued (in shares)	146,910,679	146,803,619
Issued share capital	$ 1,469	$ 1,468